Shareholders' equity (Details) - BRL (R$) R$ / shares in Units, R$ in Millions			1 Months Ended			9 Months Ended		12 Months Ended
	May 09, 2022	Oct. 14, 2021	Jul. 27, 2022	Apr. 28, 2022	Feb. 21, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 27, 2022
Shareholders' equity (Details) [Line Items]
Capital stock						R$ 1,258		R$ 788
Number of shares issued (in Shares)						1,348,332,666		1,346,674,477
Authorized share capital increased (in Shares)						2,000,000,000
Capital stock increase amount				R$ 464
Reserve amount				R$ 631		R$ 29		R$ 18
Tax incentives reserve amount						R$ 540		R$ 709
Shares issued percentage						2.00%
Description of Options Granted						The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black&Scholes” taking into account the following assumptions for B8, C8, B9 and C9 series: (a) expectation of dividends of 1.28% (series 8) and 1.20% (series 9); (b) expectation of volatility nearly 37.06% (series 8) and 37.29% (series 9); (c) the weighted average interest rate without risk of 7.66% (series 8) and 12.18% (series 9), and (d) exit rate of approximately 8.00% in both series. The expectation of remaining average life of the series outstanding on September 30, 2022, is 20 months (series 8) and 32 months (series 9). The weighted average fair value of options granted on September 30, 2022, was R$17.21 and R$7.69 (B8 and C8 respectively), and R$15.27 and R$7.35 (B9 and C9 respectively).
Amounts Recorded InStatement Of Operation						R$ 9	R$ 1
Annual General Meeting [Member]
Shareholders' equity (Details) [Line Items]
Dividend amount	R$ 224	R$ 56
Tax credit for investment subsidy	R$ 709
Capital Interest amount									R$ 168
Common stock per share (in Brazil Real per share)									R$ 125,038.407679398000000
Board of Directors [Member]
Shareholders' equity (Details) [Line Items]
Number of shares issued (in Shares)	298,919		1,119,515		239,755
Capital stock increase amount	R$ 2		R$ 3		R$ 1